Commitments and Contingencies (Tables)	12 Months Ended
Aug. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Rental Commitments Under Non-Cancellable Operating Leases

Future rental commitments under non-cancellable operating leases as of August 31, 2017 were as follows:

RMB
Year ending August 31:
2018	18,716
2019	16,601
2020	12,239
2021	5,734
2022	3,311
Thereafter	112,339

168,940

Schedule of Future Minimum Capital Commitments Under Non-Cancellable Construction Contracts	As of August 31, 2017, future minimum capital commitments under non-cancelable construction contracts were as follows:

RMB
Capital commitment for construction of schools	15,462